SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, net and Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue recognition
Revenues	$ 224,315	$ 255,287	$ 629,428
Return period, subsequent to the receipt of shipment with quality-related issues	12 months
Provisions for sales return	$ 9,104	7,154	15,732
Cost of goods sold	78,439	101,795	269,496
Movements in the allowance for credit losses
Allowance of credit losses	1,858	1,853
Credit losses recognized	0	19	0
Revenue included in advance from customers
Contract liabilities as of January 1	6,625	11,201
Cash received in advance, net of VAT	190,902	236,087
Revenue recognized from opening balance of contract liabilities	(6,625)	(11,201)
Revenue recognized from contract liabilities arising during current year	(181,980)	(229,462)
Contract liabilities as of December 31	$ 8,922	6,625	11,201
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Selling and marketing
Advertising expense	$ 96,797	104,347	291,702
General and administrative
Research and development expense	10,270	15,527	19,105
Chargeback incurred	$ 758	681	2,338
Income taxes
Threshold percentage for not recognizing income tax	50.00%
Shipping and handling
Revenue recognition
Cost of goods sold	$ 36,124	48,625	126,628
Membership revenues
Revenue recognition
Revenues	220	1,254	$ 1,899
Foreign currency risk | Denominated in RMB
Foreign currency risk
Cash and cash equivalents and restricted cash	$ 1,046	$ 1,638
Maximum
Revenue recognition
Return period, subsequent to the receipt of shipment with no quality-related issues	7 days
Return period, subsequent to the receipt of shipment with quality-related issues	30 days